Expense Example	Apr. 29, 2026 USD ($)
INVESCO V.I. AMERICAN FRANCHISE FUND | INVESCO V.I. AMERICAN FRANCHISE FUND | SERIES I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
INVESCO V.I. AMERICAN FRANCHISE FUND | INVESCO V.I. AMERICAN FRANCHISE FUND | SERIES II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND | SERIES I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND | SERIES II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
Invesco V.I. Balanced-Risk Allocation Fund | Invesco V.I. Balanced-Risk Allocation Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,583
Invesco V.I. Balanced-Risk Allocation Fund | Invesco V.I. Balanced-Risk Allocation Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	827
Expense Example, with Redemption, 10 Years	1,861
INVESCO V.I. COMSTOCK FUND | INVESCO V.I. COMSTOCK FUND | SERIES I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
INVESCO V.I. COMSTOCK FUND | INVESCO V.I. COMSTOCK FUND | SERIES II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
INVESCO V.I. Core Equity Fund | INVESCO V.I. Core Equity Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
INVESCO V.I. Core Equity Fund | INVESCO V.I. Core Equity Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
INVESCO V.I. Core Plus Bond Fund | INVESCO V.I. Core Plus Bond Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	907
INVESCO V.I. Core Plus Bond Fund | INVESCO V.I. Core Plus Bond Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	1,202
Invesco V.I. Discovery Large Cap Fund | Invesco V.I. Discovery Large Cap Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	1,066
Invesco V.I. Discovery Large Cap Fund | Invesco V.I. Discovery Large Cap Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	610
Expense Example, with Redemption, 10 Years	1,357
Invesco V.I. Discovery Mid Cap Growth Fund | Invesco V.I. Discovery Mid Cap Growth Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Invesco V.I. Discovery Mid Cap Growth Fund | Invesco V.I. Discovery Mid Cap Growth Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
INVESCO V.I. Diversified Dividend Fund | INVESCO V.I. Diversified Dividend Fund | SERIES I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
INVESCO V.I. Diversified Dividend Fund | INVESCO V.I. Diversified Dividend Fund | SERIES II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | SERIES I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | SERIES II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
INVESCO V.I. EQUITY AND INCOME FUND | INVESCO V.I. EQUITY AND INCOME FUND | SERIES I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
INVESCO V.I. EQUITY AND INCOME FUND | INVESCO V.I. EQUITY AND INCOME FUND | SERIES II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
INVESCO V.I. EQV International Equity Fund | INVESCO V.I. EQV International Equity Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
INVESCO V.I. EQV International Equity Fund | INVESCO V.I. EQV International Equity Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
Invesco V.I. Global Fund | Invesco V.I. Global Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Invesco V.I. Global Fund | Invesco V.I. Global Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
INVESCO V.I. Global Real Estate Fund | INVESCO V.I. Global Real Estate Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
INVESCO V.I. Global Real Estate Fund | INVESCO V.I. Global Real Estate Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,534
Invesco V.I. Global Strategic Income Fund | Invesco V.I. Global Strategic Income Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,177
Invesco V.I. Global Strategic Income Fund | Invesco V.I. Global Strategic Income Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	664
Expense Example, with Redemption, 10 Years	1,465
INVESCO V.I. Government Money Market Fund | INVESCO V.I. Government Money Market Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
INVESCO V.I. Government Money Market Fund | INVESCO V.I. Government Money Market Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
INVESCO V.I. Government Securities Fund | INVESCO V.I. Government Securities Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
INVESCO V.I. Government Securities Fund | INVESCO V.I. Government Securities Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
INVESCO V.I. GROWTH AND INCOME FUND | INVESCO V.I. GROWTH AND INCOME FUND | SERIES I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
INVESCO V.I. GROWTH AND INCOME FUND | INVESCO V.I. GROWTH AND INCOME FUND | SERIES II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
INVESCO V.I. Health Care Fund | INVESCO V.I. Health Care Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
INVESCO V.I. Health Care Fund | INVESCO V.I. Health Care Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
INVESCO V.I. High Yield Fund | INVESCO V.I. High Yield Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
INVESCO V.I. High Yield Fund | INVESCO V.I. High Yield Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
Invesco V.I. International Growth Fund | Invesco V.I. International Growth Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	632
Expense Example, with Redemption, 10 Years	1,416
Invesco V.I. International Growth Fund | Invesco V.I. International Growth Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	1,698
Invesco V.I. Main Street Fund | Invesco V.I. Main Street Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,055
Invesco V.I. Main Street Fund | Invesco V.I. Main Street Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,346
INVESCO V.I. Main Street Mid Cap Fund | INVESCO V.I. Main Street Mid Cap Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
INVESCO V.I. Main Street Mid Cap Fund | INVESCO V.I. Main Street Mid Cap Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
Invesco V.I. Main Street Small Cap Fund | Invesco V.I. Main Street Small Cap Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Invesco V.I. Main Street Small Cap Fund | Invesco V.I. Main Street Small Cap Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
Invesco(R) V.I. S&P 500 Buffer Fund - September | Invesco(R) V.I. S&P 500 Buffer Fund - September | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	970
Invesco(R) V.I. S&P 500 Buffer Fund - September | Invesco(R) V.I. S&P 500 Buffer Fund - September | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,264
Invesco(R) V.I. S&P 500 Buffer Fund - December | Invesco(R) V.I. S&P 500 Buffer Fund - December | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	440
Expense Example, with Redemption, 10 Years	992
Invesco(R) V.I. S&P 500 Buffer Fund - December | Invesco(R) V.I. S&P 500 Buffer Fund - December | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,285
Invesco(R) V.I. S&P 500 Buffer Fund - March | Invesco(R) V.I. S&P 500 Buffer Fund - March | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	1,014
Invesco(R) V.I. S&P 500 Buffer Fund - March | Invesco(R) V.I. S&P 500 Buffer Fund - March | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	584
Expense Example, with Redemption, 10 Years	1,306
Invesco(R) V.I. S&P 500 Buffer Fund - June | Invesco(R) V.I. S&P 500 Buffer Fund - June | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	435
Expense Example, with Redemption, 10 Years	981
Invesco(R) V.I. S&P 500 Buffer Fund - June | Invesco(R) V.I. S&P 500 Buffer Fund - June | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	1,274
INVESCO V.I. Small Cap Equity Fund | INVESCO V.I. Small Cap Equity Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
INVESCO V.I. Small Cap Equity Fund | INVESCO V.I. Small Cap Equity Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,466
INVESCO V.I. Technology Fund | INVESCO V.I. Technology Fund | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
INVESCO V.I. Technology Fund | INVESCO V.I. Technology Fund | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,466
Invesco V.I. U.S. Government Money Portfolio | Invesco V.I. U.S. Government Money Portfolio | Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Invesco V.I. U.S. Government Money Portfolio | Invesco V.I. U.S. Government Money Portfolio | Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	$ 1,131